Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment	$ 6,972	$ 3,023
Less: accumulated depreciation	(1,496)	(310)
Property and equipment, net	5,476	2,713
Lab Equipment
Property Plant And Equipment [Line Items]
Property and equipment	4,930	2,708
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment	1,487	244
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment	403	59
Office and IT Equipment
Property Plant And Equipment [Line Items]
Property and equipment	$ 152	$ 12